ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW INCOME FUND
Unaudited		August 31, 2007
Portfolio of Investments †	Par/Shares	Value
(Amounts in 000s)

CORPORATE BONDS 18.6%
FINANCIAL INSTITUTIONS 6.6%
Banking 2.1%
Bank of America, 5.75%, 8/15/16	5,090	5,061
Bank of America, 6.00%, 9/1/17	8,235	8,339
Bank of America Capital Trust, 5.625%, 3/8/35 (1)	9,940	8,916
Bank One, 5.25%, 1/30/13	4,920	4,789
BB&T Capital Trust II, 6.75%, 6/7/36 (1)	8,725	8,974
Citigroup, 5.50%, 8/27/12	6,950	7,020
Credit Agricole SA, 6.637%, 5/29/49 (2)	5,835	5,498
Credit Suisse Guernsey, 5.86%, 5/29/49	5,500	5,214
CS First Boston, 5.50%, 8/16/11	4,220	4,254
HBOS, 5.92%, 9/29/49 (2)	6,100	5,962
HBOS, 6.00%, 11/1/33 (2)	3,990	3,975
HSBC Holdings, 6.50%, 5/2/36	3,040	3,129
JPMorgan Chase Bank, 5.875%, 6/13/16	2,000	1,994
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	2,310	2,179
JPMorgan Chase Capital XXII, 6.45%, 2/2/37 (1)	4,000	3,513
Lloyds TSB, 6.267%, 12/31/49 (2)	5,820	5,348
MBNA America Bank, 4.625%, 8/3/09	4,550	4,522
MBNA America Bank, 7.125%, 11/15/12	2,200	2,353
Mizuho Capital Investment, 6.686%, 12/31/49 (2)	1,800	1,720
MUFG Capital Finance, 6.346%, 7/29/49 (1)	2,300	2,204
Northern Trust, 4.60%, 2/1/13	2,855	2,712
Northern Trust, 5.30%, 8/29/11 (1)	3,840	3,838
PNC Funding, 5.625%, 2/1/17	4,425	4,385
Sovereign Capital Trust VI, 7.908%, 6/13/36	4,500	4,897
Sumitomo Mitsui Banking, 5.625%, 7/29/49 (2)	2,300	2,197
U.S. Bancorp, 4.50%, 7/29/10 (1)	4,450	4,375
Wachovia Bank, 4.875%, 2/1/15 (1)	8,885	8,410
Wells Fargo, 4.875%, 1/12/11	5,500	5,446
Wells Fargo Bank, 4.75%, 2/9/15	7,045	6,611
		137,835
Brokerage 0.7%
Franklin Resources, 3.70%, 4/15/08	1,530	1,512
Goldman Sachs, 6.60%, 1/15/12 (1)	1,000	1,032
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	20,320	18,437
Jefferies Group, 5.875%, 6/8/14	3,160	3,132
Jefferies Group, 6.25%, 1/15/36	4,160	3,796
Legg Mason, 6.75%, 7/2/08	2,370	2,384
Merrill Lynch, 6.05%, 5/16/16 (1)	12,000	11,855
Merrill Lynch, 6.22%, 9/15/26 (1)	3,545	3,419
Morgan Stanley, 6.25%, 8/9/26 (1)	2,020	1,967
		47,534
Finance Companies 1.7%
American Express, 5.25%, 9/12/11 (1)	5,275	5,264
American General Finance, 5.40%, 12/1/15	7,465	7,148
Capital One Capital IV, 6.745%, 2/17/37 (1)	10,500	9,007
CIT Group, 6.00%, 4/1/36 (1)	2,158	1,586
Countrywide Home Loans, 4.125%, 9/15/09	10,600	9,540
GE Capital, 5.375%, 10/20/16 (1)	8,895	8,828
GE Capital, 6.00%, 6/15/12	26,625	27,460
GE Capital, 6.125%, 2/22/11	5,290	5,442
General Motors Acceptance Corp., 5.625%, 5/15/09 (1)	5,400	5,018
HSBC Finance, 5.00%, 6/30/15	5,570	5,242
HSBC Finance, 5.90%, 6/19/12 (1)	11,750	11,741
International Lease Finance, 5.45%, 3/24/11	15,835	15,736
SLM Corporation, VR, 3.82%, 4/1/09	3,714	3,508
		115,520
Insurance 1.5%
ACE INA Holdings, 5.70%, 2/15/17	4,000	3,906
ACE INA Holdings, 5.875%, 6/15/14 (1)	3,665	3,684
AGFC Capital Trust I, 6.00%, 1/15/67 (2)	2,500	2,325
Cincinnati Financial, 6.92%, 5/15/28	3,435	3,692
Fund American Companies, 5.875%, 5/15/13	4,395	4,346
Genworth Financial, 5.75%, 6/15/14 (1)	4,360	4,391
Genworth Financial, 6.15%, 11/15/66 (1)	2,502	2,307
Hartford Financial Services Group, 5.375%, 3/15/17	6,350	6,140
Lincoln National, 6.05%, 4/20/17	2,600	2,449
Mangrove Bay PTC, 6.102%, 7/15/33 (2)	3,300	3,290
MetLife, 6.40%, 12/15/36	5,250	4,766
MetLife Global Funding, 5.125%, 11/9/11 (2)	8,540	8,501
Nationwide Mutual Insurance, 6.60%, 4/15/34 (2)	2,535	2,449
NLV Financial, 7.50%, 8/15/33 (2)	4,385	4,421
Principal Financial Group, 6.05%, 10/15/36	3,760	3,622
Principal Life Global Funding I, 5.25%, 1/15/13 (2)	4,550	4,563
Security Benefit Life Insurance, 7.45%, 10/1/33 (2)	2,000	2,158
Sun Life Financial Global Funding, VR, 5.61%, 10/6/13 (2)	6,135	6,102
Torchmark, 6.375%, 6/15/16	4,000	4,106
Transatlantic Holdings, 5.75%, 12/14/15 (1)	4,070	4,006
Travelers Companies, 6.25%, 3/15/67 (1)	5,250	5,003
UnitedHealth Group, 5.375%, 3/15/16	9,350	9,122
WellPoint, 5.00%, 1/15/11	3,335	3,309
Willis North America, 6.20%, 3/28/17	3,850	3,707
		102,365
Real Estate Investment Trusts 0.6%
Archstone-Smith Operating Trust, 5.25%, 5/1/15	4,210	4,073
Avalonbay Communities, 6.125%, 11/1/12 (1)	3,570	3,666
ERP Operating, 5.25%, 9/15/14	3,780	3,602
Federal Realty Investment Trust, 6.00%, 7/15/12	2,035	2,090
Hospitality Properties Trust, 5.625%, 3/15/17	4,055	3,825
Mack-Cali Realty, 5.125%, 2/15/14	4,040	3,855
Mack-Cali Realty, 5.80%, 1/15/16	2,597	2,540
Reckson Operating, 6.00%, 3/31/16 (1)	3,665	3,518
Regency Centers, 5.875%, 6/15/17	2,300	2,268
Simon Property Group, 5.75%, 12/1/15	7,070	7,000
		36,437
Total Financial Institutions		439,691
INDUSTRIAL 9.5%
Basic Industry 0.7%
Arch Western Finance, STEP, 6.75%, 7/1/13	3,750	3,525
BHP Finance, 5.40%, 3/29/17	6,125	5,999
Celulosa Arauco y Constitucion, 8.625%, 8/15/10	5,100	5,565
Du Pont El de Nemours & Co., 5.60%, 12/15/36	6,910	6,460
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	4,600	4,922
Georgia-Pacific, 7.00%, 1/15/15 (2)	3,750	3,581
Invista, 9.25%, 5/1/12 (2)	2,950	3,101
Placer Dome, 6.45%, 10/15/35	5,300	5,448
Praxair, 5.20%, 3/15/17	4,800	4,629
Steel Dynamics, 6.75%, 4/1/15 (2)	2,815	2,695
Xstrata Finance Canada, 5.50%, 11/16/11 (2)	3,385	3,417
		49,342
Capital Goods 0.9%
3M, 5.70%, 3/15/37	6,125	5,946
Boeing Capital, 6.10%, 3/1/11 (1)	7,515	7,765
Bombardier, 6.30%, 5/1/14 (2)	6,600	6,336
Caterpillar Financial Services, 5.85%, 9/1/17	4,990	5,012
CRH America, 6.00%, 9/30/16	6,700	6,685
John Deere Capital Corp., 5.50%, 4/13/17 (1)	7,900	7,858
Lafarge, 6.15%, 7/15/11	3,800	3,941
Northrop Grumman, 7.125%, 2/15/11	5,500	5,827
Owens Corning, 6.50%, 12/1/16	3,165	3,147
Sealed Air, 5.375%, 4/15/08 (2)	4,830	4,823
United Technologies, 5.40%, 5/1/35	2,850	2,657
		59,997
Communications 3.0%
America Movil, 6.375%, 3/1/35 (1)	6,725	6,540
AT&T, 5.30%, 11/15/10	13,900	13,917
AT&T, 5.625%, 6/15/16	14,600	14,404
AT&T, 6.45%, 6/15/34	8,465	8,488
AT&T Broadband, 8.375%, 3/15/13	8,155	9,120
AT&T Wireless, 7.875%, 3/1/11	4,535	4,886
Citizens Communications, 9.00%, 8/15/31	3,700	3,645
Clear Channel Communications, 6.25%, 3/15/11	6,600	5,968
Comcast, 5.875%, 2/15/18	12,165	11,881
Cox Communications, 7.125%, 10/1/12	2,290	2,419
France Telecom, STEP, 7.75%, 3/1/11	3,950	4,226
Idearc, 8.00%, 11/15/16	3,500	3,465
News America, 6.15%, 3/1/37	10,500	9,698
News America, 6.40%, 12/15/35	4,925	4,708
Qwest, 7.50%, 10/1/14	4,100	4,203
R.H. Donnelley Finance, 8.875%, 1/15/16	3,000	3,075
Rogers Cable, 5.50%, 3/15/14	3,820	3,677
Rogers Wireless, 7.50%, 3/15/15	3,900	4,212
Sprint Capital, 6.875%, 11/15/28	4,265	4,147
Sprint Capital, 6.90%, 5/1/19 (1)	8,405	8,551
Telecom Italia Capital, 5.25%, 11/15/13	14,440	14,121
Telefonica Emisiones, 6.221%, 7/3/17	4,245	4,276
Telefonica Emisiones, 6.421%, 6/20/16	7,420	7,589
Time Warner Cable, 5.40%, 7/2/12 (2)	5,500	5,454
Time Warner Entertainment, 7.25%, 9/1/08	4,895	4,939
Time Warner Entertainment, 8.375%, 7/15/33	9,825	11,415
Verizon Global Funding, 7.75%, 12/1/30	4,770	5,430
Viacom, 5.625%, 8/15/12	2,755	2,751
Vodafone Group, 5.625%, 2/27/17	5,000	4,833
Windstream, 7.00%, 3/15/19	1,875	1,777
Windstream, 8.625%, 8/1/16	2,900	3,038
		196,853
Consumer Cyclical 1.5%
American Axle & Manufacturing, 7.875%, 3/1/17	6,600	6,171
Centex, 5.45%, 8/15/12	4,830	4,407
Costco Wholesale, 5.30%, 3/15/12	4,675	4,715
D.R. Horton, 6.50%, 4/15/16 (1)	4,650	4,147
DaimlerChrysler, 6.50%, 11/15/13	1,595	1,651
DaimlerChrysler, VR, 5.81%, 8/3/09	5,500	5,490
Federated Department Stores, 5.35%, 3/15/12	2,535	2,484
Ford Motor Credit, 5.80%, 1/12/09	7,850	7,417
Harrah's Operating, 5.50%, 7/1/10	3,430	3,228
Home Depot, 5.40%, 3/1/16	5,750	5,421
Host Marriott, 6.75%, 6/1/16	4,100	3,956
International Speedway, 4.20%, 4/15/09	2,130	2,089
J.C. Penney, 9.00%, 8/1/12	5,015	5,712
Lennar, 5.60%, 5/31/15 (1)	4,320	3,835
McDonald's, 5.30%, 3/15/17	6,100	5,905
NVR, 5.00%, 6/15/10 (1)	2,475	2,404
Pulte Homes, 5.20%, 2/15/15	5,970	4,948
Target, 5.875%, 7/15/16	10,690	10,714
Time Warner, 5.875%, 11/15/16	10,200	9,996
Viacom, 6.25%, 4/30/16	7,365	7,369
		102,059
Consumer Non-Cyclical 1.4%
Anheuser-Busch Companies, 6.45%, 9/1/37	2,700	2,770
Aramark, VR, 8.856%, 2/1/15	3,725	3,678
Bunge Finance, 5.90%, 4/1/17	8,600	8,265
Cardinal Health, VR, 5.63%, 10/2/09 (2)	4,370	4,369
Cargill, 6.30%, 4/15/09 (2)	2,000	2,040
Community Health System, 8.875%, 7/15/15 (2)	6,600	6,592
Davita, 7.25%, 3/15/15 (1)	3,800	3,724
Delhaize Group, 6.50%, 6/15/17 (2)	2,300	2,396
Eli Lilly & Co., 5.55%, 3/15/37	5,425	5,083
Fortune Brands, 5.125%, 1/15/11 (1)	2,500	2,443
Genentech, 4.75%, 7/15/15 (1)	3,820	3,643
Highmark, 6.80%, 8/15/13 (2)	3,715	3,896
Kroger, 8.05%, 2/1/10	7,170	7,581
McCormick & Co., 5.20%, 12/15/15	4,840	4,681
Medtronic, 4.75%, 9/15/15	6,415	6,034
Procter & Gamble, 4.95%, 8/15/14	8,775	8,633
Reynolds American, 7.25%, 6/1/13	3,100	3,205
Sabmiller, 6.20%, 7/1/11 (2)	6,360	6,589
Teva Pharmaceutical Finance, 5.55%, 2/1/16	2,610	2,535
WM Wrigley, 4.65%, 7/15/15	1,365	1,292
Wyeth, 5.95%, 4/1/37	5,000	4,773
		94,222
Energy 1.1%
Amerada Hess, 7.875%, 10/1/29	3,360	3,851
Apache, 6.00%, 1/15/37	4,285	4,098
Chesapeake Energy, 6.50%, 8/15/17	3,975	3,776
Chesapeake Energy, 6.875%, 11/15/20	3,675	3,510
ConocoPhillips, 5.90%, 10/15/32 (1)	4,230	4,176
Devon Financing, 6.875%, 9/30/11	4,895	5,172
Devon Financing, 7.875%, 9/30/31	3,390	3,991
Diamond Offshore Drilling, 4.875%, 7/1/15	5,040	4,752
Diamond Offshore Drilling, 5.15%, 9/1/14 (1)	3,250	3,132
Halliburton, 5.50%, 10/15/10	7,355	7,450
Petro-Canada, 5.95%, 5/15/35 (1)	4,410	4,139
PF Export Receivables Master Trust, 6.436%, 6/1/15 (2)	1,788	1,825
Sunoco, 5.75%, 1/15/17	4,400	4,327
Valero Energy Corporation, 6.125%, 6/15/17	8,275	8,331
XTO Energy, 5.65%, 4/1/16 (1)	3,000	2,942
XTO Energy, 6.75%, 8/1/37	2,555	2,621
YPF Sociedad Anonima, 10.00%, 11/2/28	4,320	4,957
		73,050
Industrial Other 0.1%
Cooper, 6.10%, 7/1/17	6,330	6,570
		6,570
Technology 0.4%
Cisco Systems, 5.25%, 2/22/11	5,335	5,357
Dun & Bradstreet, 5.50%, 3/15/11	3,025	3,056
National Semiconductor, 6.15%, 6/15/12	2,745	2,801
NXP BV, VR, 8.11%, 10/15/13	4,100	3,715
Oracle, 5.00%, 1/15/11	6,200	6,159
SunGard Data, 9.125%, 8/15/13	3,500	3,614
Xerox, 6.75%, 2/1/17	2,000	2,073
		26,775
Transportation 0.4%
Burlington Northern Santa Fe, 5.65%, 5/1/17	5,000	4,915
Burlington Northern Santa Fe, 6.15%, 5/1/37	8,407	8,098
ERAC USA Finance Company, 5.60%, 5/1/15 (2)	4,270	4,136
Hertz, 8.875%, 1/1/14	2,975	3,079
Norfolk Southern, 6.00%, 4/30/08	5,735	5,742
		25,970
Total Industrial		634,838
UTILITY 2.5%
Electric 1.9%
Alabama Power, VR, 5.695%, 8/25/09	2,725	2,743
Appalachian Power, 6.375%, 4/1/36 (1)	3,125	3,083
BG&E, 5.90%, 10/1/16	7,000	6,960
Black Hills, 6.50%, 5/15/13	3,435	3,474
CE Electric UK Funding, 6.995%, 12/30/07 (2)	3,555	3,553
Centerpoint Energy, 7.25%, 9/1/10	3,415	3,584
Duke Energy Carolinas, 6.10%, 6/1/37	5,680	5,612
Dynegy Holdings, 7.75%, 6/1/19 (2)	2,375	2,197
El Paso Electric, 6.00%, 5/15/35	4,900	4,600
Florida Power & Light, 6.20%, 6/1/36	2,230	2,276
Jersey Central Power and Light, 5.65%, 6/1/17 (2)	7,175	7,052
MidAmerican Energy, 6.125%, 4/1/36	6,900	6,698
Mirant, 7.375%, 12/31/13	850	844
Monongahela Power, 5.70%, 3/15/17 (2)	5,280	5,373
Nevada Power, 6.75%, 7/1/37	4,530	4,428
NRG Energy, 7.25%, 2/1/14	1,025	1,015
NRG Energy, 7.375%, 2/1/16	2,975	2,930
Pacific Gas & Electric, 4.80%, 3/1/14	3,655	3,496
Pacific Gas & Electric, 5.80%, 3/1/37 (1)	5,500	5,219
Progress Energy, 5.625%, 1/15/16 (1)	6,335	6,290
Public Service Electric & Gas, 5.70%, 12/1/36	6,770	6,378
Public Service of New Mexico, 4.40%, 9/15/08	4,395	4,329
Sierra Pacific Resources, 8.625%, 3/15/14 (1)	2,050	2,173
Southern, 5.30%, 1/15/12	2,290	2,302
Southern California Edison, 4.65%, 4/1/15 (1)	3,875	3,687
Tampa Electric, 6.15%, 5/15/37 (1)	6,050	5,946
Tri-State Generation, 6.04%, 1/31/18 (2)	2,314	2,325
Union Electric Company, 5.40%, 2/1/16 (1)	7,540	7,302
Virginia Electric & Power, 4.50%, 12/15/10	5,400	5,305
Westar Energy, 5.10%, 7/15/20	2,790	2,648
WPD Holdings, 6.875%, 12/15/07 (2)	2,500	2,502
		126,324
Natural Gas 0.6%
Atmos Energy, 4.00%, 10/15/09	5,355	5,224
Boardwalk Pipelines, 5.50%, 2/1/17	1,280	1,232
Colorado Interstate Gas, 5.95%, 3/15/15	1,050	1,026
Colorado Interstate Gas, 6.80%, 11/15/15	2,450	2,522
El Paso Natural Gas, 5.95%, 4/15/17 (2)	1,783	1,775
Enbridge, 5.60%, 4/1/17	5,275	5,100
Enterprise Products Operations, 4.95%, 6/1/10	5,605	5,577
Enterprise Products Operations, 6.30%, 9/15/17	3,380	3,397
Kinder Morgan Finance, 5.70%, 1/5/16	7,260	6,525
Panhandle Eastern Pipeline, 4.80%, 8/15/08	3,340	3,315
Southern California Gas, 5.75%, 11/15/35 (1)	5,505	5,335
Southern Natural Gas, 5.90%, 4/1/17 (2)	1,783	1,731
Williams Companies, 7.75%, 6/15/31	175	181
		42,940
Total Utility		169,264

Total Corporate Bonds (Cost $1,266,953)		1,243,793

ASSET-BACKED SECURITIES 4.6%
Car Loan 1.2%
AmeriCredit Automobile Receivables Trust
Series 2006-RM, Class A3
5.53%, 1/6/14	11,220	11,232
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	7,797	7,777
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class A4A
5.32%, 3/20/10 (2)	24,350	24,429
Capital Auto Receivables Asset Trust
Series 2006-SN1A, Class B
5.50%, 4/20/10 (2)	3,575	3,594
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	9,050	9,108
Triad Auto Receivables Owner Trust
Series 2006-B, Class A4
5.52%, 11/12/12	13,000	13,185
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.86%, 2/20/09	6,180	6,132

		75,457

Credit Card 2.3%

Bank of America Credit Card Trust
Series 2007-C1, Class C1, VR
5.901%, 6/16/14	25,440	24,917

Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	10,000	9,693

Capital One Multi-Asset Execution Trust
Series 2007, Class C2, VR
5.911%, 11/17/14	26,285	25,804

Capital One Multi-Asset Execution Trust
Series 2007-C3, Class C3, VR
5.901%, 4/15/13	11,085	11,108

Citibank Credit Card Issuance Trust
Series 2007-A5, Class A5
5.57%, 6/22/12	28,350	28,624

GE Capital Credit Card Master Note Trust
Series 2006-1, Class A
5.08%, 9/17/12	6,220	6,204

GE Capital Credit Card Master Note Trust
Series 2007-3, Class C, VR
5.911%, 6/15/13	15,000	14,759

MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.10%, 10/15/12	28,955	28,253

MBNA Credit Card Master Note Trust
Series 2006-C3, Class C3, VR
5.901%, 10/15/13	5,940	5,790

		155,152
Home Equity 0.0%

BankBoston Home Equity Loan Trust
Series 1998-1, Class A6
6.35%, 2/25/13	432	430

Chase Funding Mortgage Loan
Series 2002-2, Class 1M1
5.599%, 9/25/31	614	556

Citifinancial Mortgage Securities
Series 2003-4, Class AF3, VR
3.221%, 10/25/33	1	1

		987

Other Asset-Backed Securities 0.5%

CNH Equipment Trust
Series 2007-A, Class B
5.09%, 6/16/14	7,475	7,524

GE Equipment Small Ticket
Series 2005-1A, Class A4
4.51%, 12/22/14 (2)	8,026	7,976

Marriott Vacation Club Owner Trust
Series 2006-1A, Class A
5.737%, 4/20/28 (2)	12,222	12,432

Marriott Vacation Club Owner Trust
Series 2006-1A, Class B
5.827%, 4/1/28 (2)	567	577

Marriott Vacation Club Owner Trust
Series 2006-2A, Class A
5.362%, 10/20/28 (2)	4,223	4,127

		32,636

Stranded Utility 0.6%

Centerpoint Energy Transportation Board
Series 2005-A, Class A2
4.97%, 8/1/14	3,950	3,941

Detroit Edison Securitization Funding
Series 2001-1, Class A5
6.42%, 3/1/15	10,189	10,913
Peco Energy Transition Trust
Series 2001-A, Class A1
6.52%, 12/31/10	10,647	10,974

PSE&G Transition Funding
Series 2001-1, Class A6
6.61%, 6/15/15	6,806	7,305

Reliant Energy Transition Bond
Series 2001-1, Class A4
5.63%, 9/15/15	7,954	8,082

		41,215

Total Asset-Backed Securities (Cost $305,957)		305,447

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.1%

Collateralized Mortgage Obligations 1.1%

Bank of America Mortgage Securities
Series 2004-A, Class 2A2, CMO, ARM
4.103%, 2/25/34	4,484	4,391

Bank of America Mortgage Securities
Series 2004-D, Class 2A2, CMO, ARM
4.197%, 5/25/34	2,716	2,648

Bank of America Mortgage Securities
Series 2004-H, Class 2A2, CMO, ARM
4.741%, 9/25/34	2,742	2,706

Bank of America Mortgage Securities
Series 2004-I, Class 3A2, CMO, ARM
4.879%, 10/25/34	2,978	2,914

Bank of America Mortgage Securities
Series 2005-J, Class 2A1, CMO, ARM
5.09%, 11/25/35	10,988	10,856

Bank of America Mortgage Securities
Series 2005-J, Class 3A1, CMO, ARM
5.261%, 11/25/35	5,571	5,529

Wells Fargo Mortgage Backed Securities Trust
Series 2003-O, Class 5A1, CMO, VR
4.797%, 1/25/34	8,583	8,313
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR2, Class 2A2, CMO, VR
4.545%, 3/25/35	4,518	4,387

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 1A1, CMO, ARM
6.027%, 9/25/36	19,933	19,998

Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR16, Class A1, CMO, VR
5.67%, 10/25/36	14,279	14,195

		75,937

Commercial Mortgage Backed Securities 8.0%

American Tower Trust
Series 2007-1A, Class D, CMO
5.957%, 4/15/37 (2)	6,775	6,443

Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	19,124	18,358

Banc of America Commercial Mortgage
Series 2005-3, Class A2, CMO
4.501%, 7/10/43	19,870	19,555

Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	7,618	7,387

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A1, CMO
5.085%, 12/11/40	16,298	16,231

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	13,769	13,027

Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	10,068	9,737

Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	9,720	9,565

Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A1, CMO
4.94%, 10/12/42	6,272	6,230
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.895%, 9/11/38	22,280	22,550

Bear Stearns Commercial Mortgage Securities
Series 2007-PW15, Class AAB, CMO
5.486%, 2/11/44	14,500	14,262

Citigroup/Deutsche Bank Commercial Mortgage
Series 2005-CD1, Class A4, CMO, VR
5.40%, 7/15/44	11,625	11,410

Citigroup/Deutsche Bank Commercial Mortgage
Series 2007-CD4, Class ASB, CMO
5.278%, 12/11/49	16,700	16,372

Commercial Mortgage PTC
Series 2007-C9, Class A4, CMO, VR
6.01%, 12/10/49	33,000	33,272

Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	22,975	22,398

CS First Boston Mortgage Securities Corp.
Series 2005-C2, Class A4, CMO
4.832%, 4/15/37	24,900	23,543

DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	11,613	11,922

GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	10,485	10,815

GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	8,768	8,732

Greenwich Capital Commercial Funding
Series 2004-GG1A, Class A2, CMO
3.835%, 6/10/36	344	343

Greenwich Capital Commercial Funding
Series 2005-GG3, Class A2, CMO
4.305%, 8/10/42	21,200	20,765

Greenwich Capital Commercial Funding
Series 2005-GG3, Class AAB, CMO, VR
4.619%, 8/10/42	3,475	3,333
Greenwich Capital Commercial Funding
Series 2007-GG9, Class A4, CMO
5.444%, 3/10/39	34,650	34,071

JPMorgan Chase Commercial Mortgage Securities
Series 2001-C1B2, Class A2, CMO
6.244%, 4/15/35	12,958	13,098

JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	6,596	6,754

JPMorgan Chase Commercial Mortgage Securities
Series 2003-LN1, Class A1, CMO
4.134%, 10/15/37	711	690

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	13,361	12,995

JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4 , CMO
5.481%, 12/12/44	21,400	21,208

LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	12,693	12,521

LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A2, CMO
3.246%, 3/15/29	13,245	12,864

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A2, CMO, VR
4.567%, 5/15/29	10,903	10,776

LB-UBS Commercial Mortgage Trust
Series 2005-C1, Class A4, CMO
4.742%, 2/15/30	14,172	13,379

LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	27,300	26,544

Morgan Stanley Capital I
Series 2007-IQ15, Class A4, CMO
6.078%, 6/11/49	29,250	29,584

Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	8,722	8,846
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4, CMO, VR
5.572%, 10/15/48	24,625	24,498
		534,078
Total Non-U.S. Government Mortgage-Backed Securities (Cost $619,925)		610,015
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 36.4%
U.S. Government Agency Obligations ± 35.3%
Federal Home Loan Mortgage
4.50%, 11/1/18 - 12/1/19	34,763	33,434
5.00%, 1/1/09 - 11/1/35	134,029	128,532
5.50%, 3/1/18 - 4/1/29	36,294	36,183
6.00%, 4/1/16 - 2/1/36	44,464	44,892
6.50%, 5/1/17 - 2/1/36	9,665	9,824
7.00%, 8/1/19 - 6/1/32	1,407	1,455
7.50%, 6/1/15 - 6/1/24	199	206
10.50%, 3/1/13 - 8/1/20	8	8
11.00%, 11/1/17	3	4
Federal Home Loan Mortgage, ARM
4.484%, 9/1/32	743	743
4.759%, 7/1/35	2,605	2,600
5.049%, 11/1/35	4,868	4,833
5.068%, 3/1/36	7,377	7,250
5.133%, 1/1/36	18,867	18,784
5.346%, 2/1/37	30,682	30,346
5.388%, 1/1/36	2,281	2,253
5.401%, 2/1/37	9,052	8,971
5.462%, 2/1/37	25,137	24,991
5.931%, 2/1/37	25,100	25,264
5.953%, 1/1/37	5,522	5,550
5.984%, 12/1/36	20,179	20,016
6.012%, 11/1/36	10,513	10,404
6.045%, 10/1/36	17,463	17,584
6.133%, 10/1/36	14,384	14,292
6.221%, 8/1/36	20,870	20,816
Federal Home Loan Mortgage, CMO
5.50%, 8/15/16 - 4/15/28	32,642	32,682
6.50%, 8/15/30	16,931	17,300
Federal Home Loan Mortgage, CMO, IO
4.50%, 6/15/11 - 4/15/18	11,816	888
Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28	247	188
Federal National Mortgage Assn.
4.00%, 3/1/19	671	634
4.50%, 5/1/18 - 10/1/35	141,386	134,006
5.00%, 1/1/09 - 2/1/36	269,891	261,058
5.50%, 7/1/13 - 6/1/37	672,816	661,794
6.00%, 5/1/16 - 8/1/37	267,452	268,492
6.50%, 6/1/13 - 1/1/37	110,494	112,614
7.00%, 10/1/29 - 11/1/30	64	67
8.00%, 5/1/15	103	107
Federal National Mortgage Assn., ARM
4.781%, 11/1/35	7,618	7,624
5.321%, 12/1/35	4,131	4,101
5.342%, 12/1/35	4,923	4,954
5.509%, 12/1/35	7,219	7,185
5.543%, 7/1/36	18,562	18,644
5.662%, 12/1/35	2,238	2,231
5.984%, 9/1/36	6,274	6,279
5.992%, 8/1/36	10,568	10,737
6.037%, 12/1/36	7,833	7,910
Federal National Mortgage Assn., CMO
3.50%, 4/25/13	3,202	3,168
4.50%, 12/25/12	214	213
5.00%, 3/25/15	10,037	10,005
5.50%, 5/25/27	9,581	9,607
7.60%, 10/25/19	29	30
Federal National Mortgage Assn., CMO, IO
5.50%, 11/25/28	1,161	75
6.50%, 2/1/32	931	250
Federal National Mortgage Assn., TBA
4.50%, 1/1/35	18,100	16,686
5.50%, 1/1/33	136,900	133,734
6.50%, 1/1/34	146,875	149,124
7.00%, 1/1/36	3,750	3,853
		2,355,475
U.S. Government Obligations 1.1%
Government National Mortgage Assn.
5.00%, 5/15/33 - 9/20/33	41,993	40,551
5.50%, 10/20/32 - 2/20/35	11,920	11,702
6.00%, 2/15/14 - 9/20/34	7,848	7,924
6.50%, 8/15/25 - 12/20/33	1,295	1,323
7.00%, 3/15/13 - 11/20/28	4,415	4,566
7.50%, 8/15/16 - 5/15/32	872	909
8.00%, 7/15/16 - 5/15/32	2,498	2,616
8.50%, 11/15/16 - 9/20/26	507	532
9.00%, 1/15/09 - 11/15/19	118	124
9.50%, 6/15/09 - 2/15/25	20	19
10.25%, 5/15/20 - 11/15/20	112	122
11.00%, 12/15/09 - 5/15/19	729	782
11.50%, 3/15/10 - 10/15/15	109	116
Government National Mortgage Assn., CMO, 5.00%, 4/20/30	1,000	988
Government National Mortgage Assn., CMO
Principal Only, 3/16/28	510	442
		72,716
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $2,440,492)		2,428,191
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 22.3%
U.S. Government Agency Obligations ± 4.4%
Federal Home Loan Bank, 3.875%, 6/14/13	1,000	951
Federal Home Loan Bank, 5.125%, 8/14/13 (1)	21,715	21,926
Federal Home Loan Bank, 5.25%, 6/18/14 (1)	14,245	14,550
Federal Home Loan Mortgage, 4.375%, 7/30/09	1,000	993
Federal Home Loan Mortgage, 4.50%, 2/15/08	1,000	996
Federal Home Loan Mortgage, 4.50%, 7/15/13 (1)	25,000	24,551
Federal Home Loan Mortgage, 4.625%, 2/21/08 (1)	13,117	13,066
Federal Home Loan Mortgage, 5.00%, 7/15/14 (1)	10,100	10,161
Federal Home Loan Mortgage, 5.125%, 2/27/09	9,815	9,865
Federal Home Loan Mortgage, 5.125%, 7/15/12 (1)	47,748	48,382
Federal Home Loan Mortgage, 5.875%, 3/21/11 (1)	2,000	2,062
Federal Home Loan Mortgage, 6.00%, 6/15/11 (1)	29,750	31,099
Federal National Mortgage Assn., 3.25%, 8/15/08 (1)	480	474
Federal National Mortgage Assn., 4.30%, 1/28/08	1,000	995
Federal National Mortgage Assn., 4.375%, 9/15/12 (1)	9,880	9,692
Federal National Mortgage Assn., 4.375%, 10/15/15	20,750	19,891
Federal National Mortgage Assn., 4.50%, 2/15/11 (1)	20,000	19,902
Federal National Mortgage Assn., 4.625%, 10/15/14 (1)	18,560	18,229
Federal National Mortgage Assn., 4.875%, 12/15/16 (1)	6,540	6,445
Federal National Mortgage Assn., 5.00%, 3/15/16 (1)	13,000	12,972
Federal National Mortgage Assn., 5.25%, 8/1/12 (1)	2,000	2,034
Federal National Mortgage Assn., 5.75%, 2/15/08 (1)	13,965	13,981
Federal National Mortgage Assn., 6.25%, 2/1/11 (1)	1,500	1,568
Federal National Mortgage Assn., 7.125%, 1/15/30 (1)	10,490	12,910
		297,695
U.S. Treasury Obligations 17.9%
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	9,900	9,397
U.S. Treasury Bonds, 4.75%, 2/15/37 (1)	14,545	14,368
U.S. Treasury Bonds, 5.50%, 8/15/28 (1)	92,045	99,668
U.S. Treasury Bonds, 8.00%, 11/15/21 (1)	56,400	74,607
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14 (1)	101,243	99,044
U.S. Treasury Inflation-Indexed Notes, 2.50%, 7/15/16 (1)	39,976	40,457
U.S. Treasury Inflation-Indexed Notes, 2.625%, 7/15/17 (1)	75,593	77,459
U.S. Treasury Inflation-Indexed Notes, 4.25%, 1/15/10 (1)	121,918	126,623
U.S. Treasury Notes, 4.00%, 11/15/12 (1)	371,165	366,931
U.S. Treasury Notes, 4.75%, 8/15/17	44,440	45,200
U.S. Treasury Notes, 4.875%, 2/15/12 (1)	94,955	97,551
U.S. Treasury Notes, 5.00%, 8/15/11 (1)	122,915	126,545
U.S. Treasury Notes, 5.75%, 8/15/10	835	871
U.S. Treasury Stripped Interest Payment
Zero Coupon, 5/15/20 (1)	29,930	16,073
		1,194,794
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $1,468,013)		1,492,489
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 3.0%
Owned No Guarantee 0.5%
Gazprom, 8.625%, 4/28/34	4,000	4,930
National Gas of Trinidad & Tobago, 6.05%, 1/15/36 (2)	2,580	2,462
Pemex Project Funding Master Trust, 5.75%, 12/15/15	6,050	5,997
Pemex Project Funding Master Trust, VR, 6.66%, 6/15/10 (2)	4,360	4,445
Ras Laffan Lending, 5.832%, 9/30/16 (2)	4,275	4,309
Swedish Export Credit, 5.125%, 3/1/17 (1)	10,000	10,130
		32,273
Sovereign 0.3%
Republic of Italy, 5.25%, 9/20/16	10,350	10,451
Republic of South Africa, 6.50%, 6/2/14	9,765	10,156
		20,607
Treasuries 2.2%
Malaysia Treasury Bill, Zero Coupon, 12/28/07 (MYR)	44,854	12,669
Malaysia Treasury Bill, Zero Coupon, 1/11/08 (MYR)	32,980	9,303
Malaysia Treasury Bill, Zero Coupon, 7/4/08 (MYR)	4,712	1,307
Republic of Poland, 5.00%, 10/24/13 (PLN)	185,200	63,488
United Mexican States, 8.00%, 12/19/13 (MXN)	468,000	42,943
United Mexican States, 9.00%, 12/22/11 (MXN)	192,400	18,262
		147,972
Total Foreign Government Obligations & Municipalities (Cost $195,263)		200,852
MUNICIPAL SECURITIES 0.3%
California 0.1%
California, GO, 5.25%, 4/1/34 (Prerefunded 4/1/14) (3)	2,380	2,582
California, GO, 5.50%, 11/1/33	2,320	2,427
		5,009
Kansas 0.0%
Kansas Dev. Fin. Auth., Public Employee Retirement
5.501%, 5/1/34 (4)	2,945	2,892
		2,892
New York 0.1%
New York City Housing Dev. Corp., 6.42%, 11/1/27	3,770	3,860
		3,860
Oregon 0.0%
Oregon, Taxable Pension, 5.892%, 6/1/27	1,520	1,543
		1,543
West Virginia 0.1%
Tobacco Settlement Fin. Auth., 7.467%, 6/1/47	7,000	6,688
		6,688
Total Municipal Securities (Cost $19,920)		19,992
COMMON STOCKS 0.3%
FINANCIAL INSTITUTIONS 0.1%
Banking 0.0%
U.S. Bancorp	28	894
		894
Insurance 0.0%
Marsh & McLennan	25	669
		669
Real Estate Investment Trusts 0.1%
Weingarten Realty Investors, REIT (1)	54	2,183
		2,183
Total Financial Institutions		3,746
INDUSTRIAL 0.1%
Basic Industry 0.1%
DuPont (1)	39	1,900
International Paper (1)	43	1,510
MeadWestvaco	62	1,949
		5,359
Communications 0.0%
AT&T	35	1,375
		1,375
Consumer Non-Cyclical 0.0%
Pfizer	82	2,042
		2,042
Energy 0.0%
Chevron	26	2,280
		2,280
Total Industrial		11,056
UTILITY 0.1%
Electric 0.1%
Black Hills	30	1,215
Duke Energy (1)	55	1,001
Energy East	48	1,275
Progress Energy (1)	49	2,262
Total Utility		5,753
Total Common Stocks (Cost $18,023)		20,555
PREFERRED STOCKS 0.0%
Real Estate Investment Trust Securities 0.0%
Roslyn Real Estate Asset, REIT	—	1,997
Total Preferred Stocks (Cost $2,045)		1,997
OPTIONS PURCHASED 0.0%
Japanese Yen Futures Contracts, Call, 10/5/07 @ $87.00 (5)	928	1,549
Total Options Purchased (Cost $666)		1,549
SHORT-TERM INVESTMENTS 11.1%
Money Market Funds 11.1%
T. Rowe Price Reserve Investment Fund, 5.51% (6)(7)	739,450	739,450
Total Short-Term Investments (Cost $739,450)		739,450
SECURITIES LENDING COLLATERAL 17.3%
Money Market Trust 17.3%
State Street Bank and Trust Company of New Hampshire N.A.
Securities Lending Quality Trust units, 5.314% (6)	1,152,400	1,152,400
Total Securities Lending Collateral (Cost $1,152,400)		1,152,400
Total Investments in Securities
123.0% of Net Assets (Cost $8,229,107)		$8,216,730

†	Denominated in U.S. dollars unless otherwise noted.
±	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(1)	All or a portion of this security is on loan at August 31, 2007 -- total value of such securities at period-end amounts to $1,169,845. See Note 2.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$217,061 and represents 3.2% of net assets.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Financial Security Assurance Inc.
(5)	Non-income producing
(6)	Seven-day yield
(7)	Affiliated company - see Note 4.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
GO	General Obligation
IO	Interest Only security for which the fund receives interest on notional principal
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
PTC	Pass-Through Certificate
REIT	Real Estate Investment Trust
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
TBA	To Be Announced purchase commitment; TBAs totaled $303,397 (4.5% of net assets) at period-end - see Note 2.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end.

SWAPS 0.0%

Credit Default Swaps 0.0%	Notional Amount	Value

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 0.76%, Pay upon credit default
5/20/17	7,670	(232)

Barclays, Protection Sold (Relevant Credit: Vale Overseas
8.25%, 1/17/34), Receive 1.07%, Pay upon credit default
2/20/17	9,000	(63)

Citigroup, Protection Bought (Relevant Credit: Abbott
Laboratories, 5.40% 9/15/08), Pay 0.21%, Receive upon credit
default, 6/20/17	(1,900)	18

Citigroup, Protection Bought (Relevant Credit: Bristol Myers
Squibb, 5.25%, 8/15/13), Pay 0.23%, Receive upon credit
default, 6/20/17	(1,900)	32

Citigroup, Protection Bought (Relevant Credit: CenturyTel
7.875%, 8/15/12), Pay 0.64%, Receive upon credit default
9/20/12	(6,200)	(45)

Citigroup, Protection Bought (Relevant Credit: Merck, 5.95%
12/1/28), Pay 0.17%, Receive upon credit default, 6/20/17	(1,900)	11

Citigroup, Protection Bought (Relevant Credit: Pfizer, 4.65%
3/1/18), Pay 0.11%, Receive upon credit default, 6/20/17	(1,900)	10

Citigroup, Protection Bought (Relevant Credit: Schering Plough
5.30% 12/01/13), Pay 0.38%, Receive upon credit default
6/20/17	(1,900)	27

Citigroup, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.23%, Pay upon credit
default, 6/20/17	5,620	(164)

Goldman Sachs, Protection Bought (Relevant Credit: Arrow
Electronics, 6.875%, 6/1/18), Pay 0.59%, Receive upon credit
default, 9/20/12	(3,100)	(20)

Goldman Sachs, Protection Bought (Relevant Credit: Time
Warner, 6.875%, 5/1/12), Pay 0.635%, Receive upon credit
default, 12/20/16	(10,200)	50

Goldman Sachs, Protection Sold (Relevant Credit: General
Electric, 6.00%, 6/15/12), Receive 0.185%, Pay upon credit
default, 6/20/17	11,500	(273)
Goldman Sachs, Protection Sold (Relevant Credit: Time Warner
Cable, 5.85%, 5/1/17), Receive 0.515%, Pay upon credit
default, 12/20/12	7,630	15

JPMorgan Chase, Protection Bought (Relevant Credit: Altria
Group, 7.00%, 11/4/13), Pay 0.55%, Receive upon credit
default, 12/20/14	(7,325)	12

JPMorgan Chase, Protection Bought (Relevant Credit: CBS Corp.
4.625%, 5/15/18), Pay 0.50%, Receive upon credit default
12/20/12	(7,630)	(14)

JPMorgan Chase, Protection Bought (Relevant Credit: Macy’s
Retail Holdings, 6.625%, 4/1/11), Pay 1.98%, Receive upon
credit default, 9/20/12	(3,793)	(180)

JPMorgan Chase, Protection Sold (Relevant Credit: Reynolds
American, 7.625%, 6/1/16), Receive 1.12%, Pay upon credit
default, 12/20/14	7,325	(23)

JPMorgan Chase, Protection Sold (Relevant Credit: Williams
Companies, 7.125%, 9/1/11), Receive 1.20%, Pay upon credit
default, 6/20/17	2,630	(83)

Morgan Stanley, Protection Bought (Relevant Credit: Marsh &
McLennan, 5.375%, 7/15/14), Pay 0.70%, Receive upon credit
default, 6/20/12	(2,325)	(23)

Morgan Stanley, Protection Bought (Relevant Credit:
Meadwestvaco, 6.85%, 4/1/12), Pay 0.49%, Receive upon
credit default, 6/20/12	(11,700)	103

Morgan Stanley, Protection Sold (Relevant Credit: Avnet, 6.00%,
9/1/15), Receive 0.90%, Pay upon credit default, 9/20/12	3,100	39

		(803)

Interest Rate Swaps 0.0%

Goldman Sachs Group, 10 Year Interest Rate Swap, Receive
Fixed 5.13%, Pay Variable 5.36%, 1/5/17	20,000	(103)

Morgan Stanley, 10 Year Interest Rate Swap, Receive Fixed
5.87%, Pay Variable 5.36%, 6/15/17	14,730	728
Morgan Stanley, 5 Year Interest Rate Swap, Receive Fixed
5.101%, Pay Variable 5.36%, 1/3/12	10,000	73
		698
Total Swaps (Premium Paid/Received $—)		(105)

Open Forward Currency Exchange Contracts at August 31, 2007 were as follows:
(Amounts in 000s)

						Unrealized
Counterparty	Settlement	Receive		Deliver		Gain (Loss)
State Street Bank & Trust	9/7/07	USD	40,724	PLN	112,000	$753
CS First Boston	9/24/07	USD	26,508	PLN	75,000	(271)
UBS Securities	11/13/07	USD	6,582	MXN	72,660	21
State Street Bank & Trust	11/20/07	USD	21,844	MXN	248,200	(558)
State Street Bank & Trust	11/30/07	USD	26,912	MXN	300,000	(149)

Net unrealized gain (loss) on open
forward currency exchange contracts						$(204)

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Income Fund
Unaudited	August 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swap agreements are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day’s opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts

The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

Swaps

The fund may invest in interest rate swaps under which it is obligated to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in interest rates. The fund may invest in credit default swaps under which it buys or sells protection against a defined-issuer credit event. Upon a defined-issuer credit event, the fund is required to either deliver the notional amount of the contract in cash and take delivery of the relevant credit or deliver cash approximately equal to the notional amount of the contract less market value of the relevant credit at the time of the credit event. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from changes in creditworthiness of the relevant underlying issuer.

TBA Purchase Commitments

The fund may enter into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at trade date; however, delivered securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Dollar Rolls

The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate, and terms. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, but may close a contract prior to settlement or “roll” settlement to a later date if deemed in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund’s lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2007, the value of loaned securities was $1,169,845,000; aggregate collateral consisted of $1,152,400,000 in the money market pooled trust and U.S. government securities valued at $84,178,000.

NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2007, the cost of investments for federal income tax purposes was $8,229,107,000. Net unrealized loss aggregated $12,630,000 at period-end, of which $61,389,000 related to appreciated investments and $74,019,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended August 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $11,998,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at August 31, 2007, and May 31, 2007, was $739,450,000 and $786,087,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	October 22, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	October 22, 2007